Stock Option Plans and Stock Based Compensation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended																3 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Restricted Stock Units (RSUs)	Dec. 31, 2012 Maximum	Dec. 31, 2011 Maximum	Dec. 31, 2010 Maximum	Dec. 31, 2012 Minimum	Dec. 31, 2011 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan - Tranche B & C	Dec. 31, 2011 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan - Tranche A Options	Dec. 31, 2011 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan - Tranche B & C Options	Dec. 31, 2011 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan - Tranche B & C Options Maximum	Dec. 31, 2011 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan - Tranche B & C Options Minimum	Dec. 31, 2012 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan - Tranche A RDU's	Dec. 31, 2012 Hexion LLC 2004 Deferred Compensation Plan	Dec. 31, 2012 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan	Mar. 31, 2013 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Unit Options	Mar. 31, 2013 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Rdus	Mar. 31, 2013 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Maximum Unit Options	Mar. 31, 2013 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Minimum Unit Options	Dec. 31, 2012 Legacy CompensationPlan	Dec. 31, 2012 Hexion LLC 2007 Long-Term Incentive Plan Options to Purchase MSC Holdings Common Units to Options to Purchase Momentive Holdings Common Units	Dec. 31, 2012 BHI Acquisition Corp. 2004 Stock Incentive Plan Restricted MSC Holdings LLC Units Awards Converted to Momentive Holdings Common Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of compensation plans																					6
Award conversion ratio																						1	1
Restricted deferred units equivalence to common units																1
Aggregate Grant Date Fair Value									$ 2	$ 6	$ 3			$ 4			$ 2	$ 4
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate										2.17%		3.44%	0.16%						2.06%	0.11%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term									21 years 4 months 24 days	6 years 3 months	9 years 2 months 12 days						6 years 2 months 12 days	22 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate										37.50%		41.70%	34.60%						35.50%	28.10%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate										0.00%	0.00%						0.00%
Term used in valuation model									30 years									30 years
Stock-based compensation expense	4	7	2
Impact of option modification on compensation expense					1
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	15
Compensation Expense to be recognized ratably	2
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	2 years
Compensation Expense to be recognized upon an initial public offering	13
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit					$ 29.42			$ 3.51
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	7 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	6 years 1 month 6 days			2 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term	7 years 10 months 24 days
Aggregate Intrinsic Value of Options Exercisable and Options Exercised	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	$ 0					$ 1	$ 1
Deferred common stock units granted															1,007,944
Shares per deferred common tock unit															1
Undistributed Units															713,023